Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 201	$ 198
Work in process	1,529	1,551
Finished goods	705	898
Total inventories	$ 2,435	$ 2,647